Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Vehicle	Dec. 31, 2013	Dec. 31, 2012
Total Assets, Liabilities and Capital [Abstract]
Total Assets	$ 112,528,234	$ 138,838,583
Total Liabilities	3,179,437	3,892,712
Blackwater Master Fund [Member]
Information for investments [Abstract]
Percentage of Partnership Net Assets (in hundredths)	15.50%	24.90%
Fair Value	16,901,955	33,548,272
Partnership's pro rata Net Income (Loss)	(138,777)	459,654
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemption Permitted	Monthly	Monthly
Income statement information [Abstract]
Investment Income / (Loss)	7,048	28,776	48,607
Net Investment Loss	(72,105)	(89,483)	(110,152)
Total Trading Results	(545,462)	886,883	(8,076,139)
Net Income (Loss)	(617,567)	797,400	(8,186,291)
Total Assets, Liabilities and Capital [Abstract]
Total Assets	24,973,305	63,936,601
Total Liabilities	43,208	610,828
Total Capital	24,930,097	63,325,773
Percentage of fund owned (in hundredths)	67.80%	53.00%
Number of trading vehicle	1
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Information for investments [Abstract]
Fair Value	12,289,754	18,589,455
Total Assets, Liabilities and Capital [Abstract]
Total Assets	14,172,143	18,589,620
Total Liabilities	402,812	620,548
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member]
Information for investments [Abstract]
Percentage of Partnership Net Assets (in hundredths)	0.00%	40.60%
Fair Value	0	7,290,317
Partnership's pro rata Net Income (Loss)	156,509	(575,477)
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemption Permitted	Monthly	Monthly
Income statement information [Abstract]
Investment Income / (Loss)	3,785	25,093	59,059
Net Investment Loss	(159,030)	(281,565)	(462,208)
Total Trading Results	893,723	(5,175,049)	(4,542,592)
Net Income (Loss)	734,693	(5,456,614)	(5,004,800)
Total Assets, Liabilities and Capital [Abstract]
Total Assets	12,415,386	44,043,845
Total Liabilities	12,415,386	1,456,785
Total Capital	0	42,587,060
Percentage of fund owned (in hundredths)	30.11%	17.11%
Commodity Program leverage permitted (in hundredths)	150.00%
Number of trading vehicle	1
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member]
Information for investments [Abstract]
Percentage of Partnership Net Assets (in hundredths)	89.30%	62.90%
Fair Value	12,289,754	11,299,138
Partnership's pro rata Net Income (Loss)	2,777,719	1,148,720
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemption Permitted	Monthly	Monthly
Income statement information [Abstract]
Investment Income / (Loss)	6,641	9,306	2,095
Net Investment Loss	(154,743)	(66,302)	(16,586)
Total Trading Results	9,610,031	3,166,855	539,604
Net Income (Loss)	9,455,288	3,100,553	523,018
Total Assets, Liabilities and Capital [Abstract]
Total Assets	39,046,641	37,549,964
Total Liabilities	48,456	28,580
Total Capital	38,998,185	37,521,384
Percentage of fund owned (in hundredths)	31.51%	0.00%
Number of trading vehicle	1
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | FL Master Fund [Member]
Total Assets, Liabilities and Capital [Abstract]
Number of trading vehicle	1
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund and Cambridge Master Fund [Member]
Total Assets, Liabilities and Capital [Abstract]
Total Assets	51,462,027	81,593,809
Total Liabilities	12,463,842	1,485,365
Total Capital	38,998,185	80,108,444
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Total Assets, Liabilities and Capital [Abstract]
Total Assets	120,521,870	151,058,210
Total Liabilities	2,639,079	4,531,465
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Information for investments [Abstract]
Fair Value	37,031,024	54,495,503
Total Assets, Liabilities and Capital [Abstract]
Total Assets	37,031,206	54,495,997
Total Liabilities	1,324,819	1,555,081
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
Information for investments [Abstract]
Percentage of Partnership Net Assets (in hundredths)	79.10%	88.70%
Fair Value	28,236,607	46,985,018
Partnership's pro rata Net Income (Loss)	1,881,303	1,541,390
Investment Objective	Commodity Portfolio	Commodity Portfolio
Income statement information [Abstract]
Investment Income / (Loss)	0	2,258	(48,368)
Net Investment Loss	(6,707,413)	(6,908,153)	(8,182,509)
Total Trading Results	11,593,435	10,136,795	(9,518,219)
Net Income (Loss)	4,886,022	3,228,642	(17,700,728)
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
Information for investments [Abstract]
Percentage of Partnership Net Assets (in hundredths)	9.80%	7.90%
Fair Value	3,502,992	4,183,031
Partnership's pro rata Net Income (Loss)	68,634	239,381
Investment Objective	Commodity Portfolio	Commodity Portfolio
Income statement information [Abstract]
Investment Income / (Loss)	41,225	92,224	30,442
Net Investment Loss	(4,655,303)	(5,087,972)	(691,180)
Total Trading Results	7,309,353	14,221,096	(261,679)
Net Income (Loss)	2,654,050	9,133,124	(952,859)
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
Information for investments [Abstract]
Percentage of Partnership Net Assets (in hundredths)	14.80%	6.30%
Fair Value	5,291,425	3,327,454
Partnership's pro rata Net Income (Loss)	1,226,334	1,098,551
Investment Objective	Commodity Portfolio	Commodity Portfolio
Income statement information [Abstract]
Investment Income / (Loss)	1,816	12,279	26,436
Net Investment Loss	(92,435)	(134,731)	(126,749)
Total Trading Results	2,790,730	8,544,764	(8,963,355)
Net Income (Loss)	$ 2,698,295	$ 8,410,033	$ (9,090,104)